Offerings	Oct. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Restricted Stock Unit Award Agreement (Inducement Award) Common Stock, $0.0001 par value per share
Amount Registered | shares	275,000
Proposed Maximum Offering Price per Unit	1.425
Maximum Aggregate Offering Price	$ 391,875
Fee Rate	0.0087%
Amount of Registration Fee	$ 34.09
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of common stock which become issuable under the Registrant’s 2018 Stock Option and Incentive Plan (the “Plan”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of common stock.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, and based on the average of the high and low sale prices of the Registrant’s common stock, as quoted on the NYSE American, on October 8, 2026.

(2)
Represents shares of the Registrant's Common Stock issuable upon the settlement of restricted stock units granted to one newly-hired employee pursuant to the Form of Restricted Stock Unit Award Agreement (Inducement Award), as an inducement material to entry into employment with the Registrant in compliance with and in reliance on NYSE American LLC Company Guide Section 711(a).

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Performance-Based Restricted Stock Unit Award Agreement (Inducement Award) Common Stock, $0.0001 par value per share
Amount Registered | shares	337,500
Proposed Maximum Offering Price per Unit	1.425
Maximum Aggregate Offering Price	$ 480,937
Fee Rate	0.0087%
Amount of Registration Fee	$ 41.84
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of common stock which become issuable under the Registrant’s 2018 Stock Option and Incentive Plan (the “Plan”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of common stock.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, and based on the average of the high and low sale prices of the Registrant’s common stock, as quoted on the NYSE American, on October 8, 2026.

(3)
Represents shares of the Registrant's Common Stock issuable upon the settlement of performance-based restricted stock units granted to one newly-hired employee pursuant to the Form of Performance-Based Restricted Stock Unit Award Agreement (Inducement Award) as an inducement material to entry into employment with the Registrant in compliance with and in reliance on NYSE American LLC Company Guide Section 711(a).